CONDENSED CONSOLIDATING FINANCIAL STATEMENTS CONDENSED CONSOLIDATING BALANCE SHEET (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Affiliate	$ 63,785,000	$ 58,355,000	$ 124,649,000	$ 114,557,000
Cash and cash equivalents	19,681,000	51,054,000	19,681,000	51,054,000	$ 19,664,000	$ 64,221,000
Due from Affiliates	0		0		0
Prepaids and other current assets	1,551,000		1,551,000		1,793,000
Due from Related Parties, Current	31,473,000		31,473,000		40,817,000
Accounts receivable	2,500,000		2,500,000		1,423,000
Total current assets	55,205,000		55,205,000		63,697,000
Property, plant and equipment, net	722,907,000		722,907,000		684,488,000
Goodwill	6,332,000		6,332,000		0
Other non-current assets	5,807,000		5,807,000		30,000
Investment in subsidiaries	0		0		0
Total assets	790,251,000		790,251,000		748,215,000
Accounts payable - affiliates	6,745,000		6,745,000		8,352,000
Due to Affiliate	0		0		0
Accounts payable and accrued liabilities	13,709,000		13,709,000		19,794,000
Deferred revenue	(1,152,000)		(1,152,000)		(1,438,000)
Total current liabilities	21,606,000		21,606,000		29,584,000
Long-term debt	603,581,000		603,581,000		548,793,000
Other long-term liabilities	1,825,000		1,825,000		2,078,000
Total liabilities	627,012,000		627,012,000		580,455,000
Net Investment - Predecessor	12,495,000		12,495,000		10,665,000
Total PBF Logistics LP equity	(5,799,000)		(5,799,000)		(4,143,000)
Noncontrolling interest	169,038,000		169,038,000		171,903,000
Total equity	163,239,000		163,239,000		167,760,000	163,090,000
Total liabilities and equity	790,251,000		790,251,000		748,215,000
Third-party	4,314,000	4,661,000	8,190,000	9,623,000
Revenue, Net	68,099,000	63,016,000	132,839,000	124,180,000
Operating and maintenance expenses	20,724,000	17,194,000	40,604,000	34,863,000
General and administrative expenses	6,488,000	6,098,000	10,779,000	9,413,000
Depreciation and amortization	7,091,000	5,857,000	13,734,000	11,340,000
Costs and Expenses	34,303,000	29,149,000	65,117,000	55,616,000
Income from operations	33,796,000	33,867,000	67,722,000	68,564,000
Equity in earnings (loss) of subsidiaries	0	0	0	0
Interest expense, net	(10,029,000)	(7,509,000)	(19,614,000)	(15,077,000)
Amortization of loan fees and debt premium	(396,000)	(377,000)	(759,000)	(793,000)
Net income	23,371,000	25,981,000	47,349,000	52,694,000
Less: Net loss attributable to Predecessor	(1,084,000)	(1,150,000)	(2,363,000)	(2,644,000)
Less: Net income attributable to noncontrolling interest	4,363,000	3,820,000	8,385,000	7,419,000
Net income attributable to the partners	20,092,000	23,311,000	41,327,000	47,919,000
Less: Net income attributable to the IDR holder	3,415,000	2,107,000	6,370,000	3,793,000
Net Income (Loss) Allocated to Limited Partners	16,677,000	21,204,000	34,957,000	44,126,000
Incentive Distribution Rights [Member]
Total PBF Logistics LP equity	3,415,000		3,415,000		2,736,000
Common Units [Member]
Total PBF Logistics LP equity	(21,709,000)		(21,709,000)		(17,544,000)
Net income attributable to the partners	16,677,000	15,759,000	34,957,000	29,963,000
Operating Segments [Member] | Non-Guarantor Subsidiaries [Member]
Affiliate	0	0	0	0
Cash and cash equivalents	0	0	0	0	0	0
Due from Affiliates	0		0		0
Prepaids and other current assets	0		0		0
Due from Related Parties, Current	0		0		0
Accounts receivable	0		0		0
Total current assets	0		0		0
Property, plant and equipment, net	0		0		0
Goodwill	0		0
Other non-current assets	0		0		0
Investment in subsidiaries	0		0		0
Total assets	0		0		0
Accounts payable - affiliates	0		0		0
Due to Affiliate	0		0		0
Accounts payable and accrued liabilities	0		0		0
Deferred revenue	0		0		0
Total current liabilities	0		0		0
Long-term debt	0		0		0
Other long-term liabilities	0		0		0
Total liabilities	0		0		0
Net Investment - Predecessor	0		0		0
Total PBF Logistics LP equity	0		0		0
Noncontrolling interest	0		0		0
Total equity	0		0		0
Total liabilities and equity	0		0		0
Third-party	0	0	0	0
Revenue, Net	0	0	0	0
Operating and maintenance expenses	0	0	0	0
General and administrative expenses	0	0	0	0
Depreciation and amortization	0	0	0	0
Costs and Expenses	0	0	0	0
Income from operations	0	0	0	0
Equity in earnings (loss) of subsidiaries	0	0	0	0
Interest expense, net	0	0	0	0
Amortization of loan fees and debt premium	0	0	0	0
Net income	0	0	0	0
Less: Net loss attributable to Predecessor			0	0
Less: Net income attributable to noncontrolling interest	0	0	0	0
Net income attributable to the partners	0	0	0	0
Less: Net income attributable to the IDR holder	0	0	0	0
Net Income (Loss) Allocated to Limited Partners	0	0	0	0
Operating Segments [Member] | Guarantor Subsidiaries [Member]
Affiliate	63,785,000	58,355,000	124,649,000	114,557,000
Cash and cash equivalents	11,565,000	24,700,000	11,565,000	24,700,000	8,755,000	12,088,000
Due from Affiliates	473,191,000		473,191,000		388,737,000
Prepaids and other current assets	983,000		983,000		1,222,000
Due from Related Parties, Current	31,472,000		31,472,000		40,816,000
Accounts receivable	2,500,000		2,500,000		1,423,000
Total current assets	519,711,000		519,711,000		440,953,000
Property, plant and equipment, net	722,907,000		722,907,000		684,488,000
Goodwill	6,332,000		6,332,000
Other non-current assets	5,807,000		5,807,000		30,000
Investment in subsidiaries	0		0		0
Total assets	1,254,757,000		1,254,757,000		1,125,471,000
Accounts payable - affiliates	4,423,000		4,423,000		6,330,000
Due to Affiliate	130,174,000		130,174,000		64,162,000
Accounts payable and accrued liabilities	6,074,000		6,074,000		12,638,000
Deferred revenue	(1,152,000)		(1,152,000)		(1,438,000)
Total current liabilities	141,823,000		141,823,000		84,568,000
Long-term debt	0		0		0
Other long-term liabilities	1,825,000		1,825,000		2,078,000
Total liabilities	143,648,000		143,648,000		86,646,000
Net Investment - Predecessor	942,071,000		942,071,000		866,922,000
Total PBF Logistics LP equity	942,071,000		942,071,000		866,922,000
Noncontrolling interest	169,038,000		169,038,000		171,903,000
Total equity	1,111,109,000		1,111,109,000		1,038,825,000
Total liabilities and equity	1,254,757,000		1,254,757,000		1,125,471,000
Third-party	4,314,000	4,661,000	8,190,000	9,623,000
Revenue, Net	68,099,000	63,016,000	132,839,000	124,180,000
Operating and maintenance expenses	20,724,000	17,194,000	40,604,000	34,863,000
General and administrative expenses	0	0	0	0
Depreciation and amortization	7,091,000	5,857,000	13,734,000	11,340,000
Costs and Expenses	27,815,000	23,051,000	54,338,000	46,203,000
Income from operations	40,284,000	39,965,000	78,501,000	77,977,000
Equity in earnings (loss) of subsidiaries	0	0	0	0
Interest expense, net	0	0	0	0
Amortization of loan fees and debt premium	0	0	0	0
Net income	40,284,000	39,965,000	78,501,000	77,977,000
Less: Net loss attributable to Predecessor			(2,363,000)	(2,644,000)
Less: Net income attributable to noncontrolling interest	4,363,000	(3,820,000)	8,385,000	(7,419,000)
Net income attributable to the partners	37,005,000	37,295,000	72,479,000	73,202,000
Less: Net income attributable to the IDR holder	0	0	0	0
Net Income (Loss) Allocated to Limited Partners	37,005,000	37,295,000	72,479,000	73,202,000
Operating Segments [Member] | Subsidiary Issuer [Member]
Affiliate	0	0	0	0
Cash and cash equivalents	8,116,000	26,354,000	8,116,000	26,354,000	10,909,000	52,133,000
Due from Affiliates	130,174,000		130,174,000		64,162,000
Prepaids and other current assets	568,000		568,000		571,000
Due from Related Parties, Current	1,000		1,000		1,000
Accounts receivable	0		0		0
Total current assets	138,859,000		138,859,000		75,643,000
Property, plant and equipment, net	0		0		0
Goodwill	0		0
Other non-current assets	0		0		0
Investment in subsidiaries	942,071,000		942,071,000		866,922,000
Total assets	1,080,930,000		1,080,930,000		942,565,000
Accounts payable - affiliates	2,322,000		2,322,000		2,022,000
Due to Affiliate	473,191,000		473,191,000		388,737,000
Accounts payable and accrued liabilities	7,635,000		7,635,000		7,156,000
Deferred revenue	0		0		0
Total current liabilities	483,148,000		483,148,000		397,915,000
Long-term debt	603,581,000		603,581,000		548,793,000
Other long-term liabilities	0		0		0
Total liabilities	1,086,729,000		1,086,729,000		946,708,000
Net Investment - Predecessor	12,495,000		12,495,000		10,665,000
Total PBF Logistics LP equity	(5,799,000)		(5,799,000)		(4,143,000)
Noncontrolling interest	0		0		0
Total equity	(5,799,000)		(5,799,000)		(4,143,000)
Total liabilities and equity	1,080,930,000		1,080,930,000		942,565,000
Third-party	0	0	0	0
Revenue, Net	0	0	0	0
Operating and maintenance expenses	0	0	0	0
General and administrative expenses	6,488,000	6,098,000	10,779,000	9,413,000
Depreciation and amortization	0	0	0	0
Costs and Expenses	6,488,000	6,098,000	10,779,000	9,413,000
Income from operations	(6,488,000)	(6,098,000)	(10,779,000)	(9,413,000)
Equity in earnings (loss) of subsidiaries	40,284,000	39,965,000	78,501,000	77,977,000
Interest expense, net	(10,029,000)	(7,509,000)	(19,614,000)	(15,077,000)
Amortization of loan fees and debt premium	(396,000)	(377,000)	(759,000)	(793,000)
Net income	23,371,000	25,981,000	47,349,000	52,694,000
Less: Net loss attributable to Predecessor			0	0
Less: Net income attributable to noncontrolling interest	0	0	0	0
Net income attributable to the partners	23,371,000	25,981,000	47,349,000	52,694,000
Less: Net income attributable to the IDR holder	3,415,000	2,107,000	6,370,000	3,793,000
Net Income (Loss) Allocated to Limited Partners	19,956,000	23,874,000	40,979,000	48,901,000
Operating Segments [Member] | Incentive Distribution Rights [Member] | Non-Guarantor Subsidiaries [Member]
Total PBF Logistics LP equity	0		0		0
Operating Segments [Member] | Incentive Distribution Rights [Member] | Guarantor Subsidiaries [Member]
Total PBF Logistics LP equity	0		0		0
Operating Segments [Member] | Incentive Distribution Rights [Member] | Subsidiary Issuer [Member]
Total PBF Logistics LP equity	3,415,000		3,415,000		2,736,000
Operating Segments [Member] | Common Units [Member] | Non-Guarantor Subsidiaries [Member]
Total PBF Logistics LP equity	0		0		0
Operating Segments [Member] | Common Units [Member] | Guarantor Subsidiaries [Member]
Total PBF Logistics LP equity	0		0		0
Operating Segments [Member] | Common Units [Member] | Subsidiary Issuer [Member]
Total PBF Logistics LP equity	(21,709,000)		(21,709,000)		(17,544,000)
Consolidation, Eliminations [Member]
Affiliate	0	0	0	0
Cash and cash equivalents	0	0	0	0	0	$ 0
Due from Affiliates	(603,365,000)		(603,365,000)		(452,899,000)
Prepaids and other current assets	0		0		0
Due from Related Parties, Current	0		0		0
Accounts receivable	0		0		0
Total current assets	(603,365,000)		(603,365,000)		(452,899,000)
Property, plant and equipment, net	0		0		0
Goodwill	0		0
Other non-current assets	0		0		0
Investment in subsidiaries	(942,071,000)		(942,071,000)		(866,922,000)
Total assets	(1,545,436,000)		(1,545,436,000)		(1,319,821,000)
Accounts payable - affiliates	0		0		0
Due to Affiliate	(603,365,000)		(603,365,000)		(452,899,000)
Accounts payable and accrued liabilities	0		0		0
Deferred revenue	0		0		0
Total current liabilities	(603,365,000)		(603,365,000)		(452,899,000)
Long-term debt	0		0		0
Other long-term liabilities	0		0		0
Total liabilities	(603,365,000)		(603,365,000)		(452,899,000)
Net Investment - Predecessor	(942,071,000)		(942,071,000)		(866,922,000)
Total PBF Logistics LP equity	(942,071,000)		(942,071,000)		(866,922,000)
Noncontrolling interest	0		0		0
Total equity	(942,071,000)		(942,071,000)		(866,922,000)
Total liabilities and equity	(1,545,436,000)		(1,545,436,000)		(1,319,821,000)
Third-party	0	0	0	0
Revenue, Net	0	0	0	0
Operating and maintenance expenses	0	0	0	0
General and administrative expenses	0	0	0	0
Depreciation and amortization	0	0	0	0
Costs and Expenses	0	0	0	0
Income from operations	0	0	0	0
Equity in earnings (loss) of subsidiaries	(40,284,000)	(39,965,000)	(78,501,000)	(77,977,000)
Interest expense, net	0	0	0	0
Amortization of loan fees and debt premium	0	0	0	0
Net income	(40,284,000)	(39,965,000)	(78,501,000)	(77,977,000)
Less: Net loss attributable to Predecessor			0	0
Less: Net income attributable to noncontrolling interest	0	0	0	0
Net income attributable to the partners	(40,284,000)	(39,965,000)	(78,501,000)	(77,977,000)
Less: Net income attributable to the IDR holder	0	0	0	0
Net Income (Loss) Allocated to Limited Partners	(40,284,000)	$ (39,965,000)	(78,501,000)	$ (77,977,000)
Consolidation, Eliminations [Member] | Incentive Distribution Rights [Member]
Total PBF Logistics LP equity	0		0		0
Consolidation, Eliminations [Member] | Common Units [Member]
Total PBF Logistics LP equity	$ 0		$ 0		$ 0